Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Receivables from franchisees	$ 27,778	$ 45,427
Debit and credit card receivables	38,839	29,784
Delivery Sales Receivables	7,871	8,604
Meal voucher receivables	5,641	4,857
Notes receivable	2,593	6,163
Allowance for doubtful accounts	(542)	(586)
Accounts and notes receivable, net	$ 82,180	$ 94,249